Supplement dated April 12, 2019
to the Prospectus and Statement of Additional Information (SAI), each as supplemented, of the following fund (the
Fund):
Fund	Prospectus Dated	SAI Dated
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio (VP) - Long Government/Credit Bond Fund	5/1/2018	12/7/2018
Timothy Doubek, co-portfolio manager of the Fund, is on a medical leave of absence from Columbia Management Investment Advisers, LLC, and is currently anticipated to return in May 2019. Tom Murphy will continue to serve as co-portfolio manager of the Fund.
Shareholders should retain this Supplement for future reference.
C-1876-9 A (4/19)